Other Payables and Accrued Liabilities - Other Payables and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Employee related liabilities	$ 537	$ 679
Employee compensated absences	237	228
Taxes other than income taxes	79	81
Advances from customers	89	186
Liabilities related to public funding	42	96
Derivative instruments	86	4
Defined benefit and contribution plans	50	49
Royalties	22	30
Current operating lease liabilities	54	58
Others	110	114
Total	$ 1,306	$ 1,525